Debt, cash and cash equivalents and lease liabilities - Amount of Future Undiscounted Contractual Cash Flows Relating to Debt and Derivative Instruments Designated as Hedges of Debt (Details) - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	€ 24,339	€ 26,708	€ 26,881
Principal	22,392	24,596	24,550
Interest	1,947	2,112	2,331
Net cash flows related to derivative instruments	163	(117)	(50)
Total	24,502	26,591	26,831
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	2,943	4,775	2,855
Principal	2,622	4,417	2,477
Interest	321	358	378
Net cash flows related to derivative instruments	135	(97)	(45)
Total	3,078	4,678	2,810
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,019	2,588	4,300
Principal	2,757	2,305	3,955
Interest	262	283	345
Net cash flows related to derivative instruments	28	(11)	(8)
Total	3,047	2,577	4,292
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	3,808	2,952	2,519
Principal	3,571	2,710	2,250
Interest	237	242	269
Net cash flows related to derivative instruments	0	(9)	(1)
Total	3,808	2,943	2,518
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	791	3,862	2,088
Principal	601	3,646	1,858
Interest	190	216	230
Net cash flows related to derivative instruments	0		4
Total	791	3,862	2,092
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	1,937	771	3,856
Principal	1,751	604	3,653
Interest	186	167	203
Net cash flows related to derivative instruments	0		0
Total	1,937	771	3,856
2026 and later
Disclosure of maturity analysis for derivative financial liabilities [line items]
Debt	11,841	11,760	11,263
Principal	11,090	10,914	10,357
Interest	751	846	906
Net cash flows related to derivative instruments	0		0
Total	€ 11,841	€ 11,760	€ 11,263